Sales revenues (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sales revenue	15.00%	11.00%	10.00%
Contract liabilities	$ 48	$ 19
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contract remaining performance obligation expected term	1 year